Geographic Revenue Information (Tables)	12 Months Ended
Dec. 31, 2013
Geographic Revenue Information
Company's revenue from different geographic areas (based on the location of the customer)

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Europe:
- Germany	6,595,109	4,765,312	2,439,058	402,904
- Spain	511,757	381,910	131,414	21,708
- France	352,107	75,898	156,557	25,861
- Italy	700,646	389,218	95,013	15,695
- Belgium	70,236	56,653	93,149	15,387
- Holland	222,413	502,843	227,163	37,525
- Czech	9,899	9,529	1,134	187
- Greece	210,487	477,138	325,619	53,788
- England	227,122	117,381	403,014	66,573
- Others	169,516	89,960	164,973	27,252
Subtotal- Europe	9,069,292	6,865,842	4,037,094	666,880
PRC (excluding HK SAR, Macau and Taiwan)	3,261,886	2,653,341	4,546,482	751,025
HK SAR	—	7,674	756	125
United States of America	2,137,219	1,600,695	2,906,262	480,080
Japan	51,236	81,911	972,604	160,663
South Korea	13,036	16,775	—	—
Other countries	145,296	165,690	954,895	157,738
Total net revenues	14,677,965	11,391,928	13,418,093	2,216,511